Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 13,058	$ 2,638	$ 33,219	$ 26,478
Adjustment for:
Preferred unitholders' interest in net income	3,877	3,877	7,754	7,754
Limited partners' interest in net income	9,181	(1,239)	25,465	18,724
Less: Dividends paid or to be paid	(334)	(334)	(667)	(15,413)
Under (over) distributed earnings attributable to:
Distributed Earnings	8,847	(1,573)	24,798	3,311
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 4,802	$ (853)	$ 13,461	$ 1,797
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,116	18,104	18,116	18,096
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,116	18,118	18,116	18,109
Earnings per unit:
Earnings per share, basic	$ 0.28	$ (0.04)	$ 0.76	$ 0.55
Earnings per share, diluted	$ 0.28	$ (0.04)	$ 0.76	$ 0.55
Common Units Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 4,045	$ (720)	$ 11,337	$ 1,514
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	15,257	15,257	15,257
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	15,257	15,257	15,257
Earnings per unit:
Earnings per share, basic	$ 0.28	$ (0.04)	$ 0.76	$ 0.58
Earnings per share, diluted	0.28	(0.04)	0.76	0.58
Common units public [Member]
Earnings per unit:
Earnings per share, basic	0.28	(0.04)	0.76	0.55
Earnings per share, diluted	0.28	(0.04)	0.76	0.55
Common units Hegh LNG [Member]
Earnings per unit:
Earnings per share, basic	0.28	(0.04)	0.76	0.58
Earnings per share, diluted	$ 0.28	$ (0.04)	$ 0.76	$ 0.58